NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

[redacted]

Gary Sundick
Vice President
Listing Qualifications

CERTNAS
001-34170

By Facsimile and First Class Mail

September 8, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 3, 2008, The Nasdaq Stock Market (the "Exchange") received from Microvision, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants to purchase of common stock, $.001 par value of Microvision, Inc.

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END